LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging of loans
Current	¥ 28,880,818	¥ 19,643,638
Total Loans receivable	29,373,923	19,942,075
0-30 days past due
Aging of loans
Total amount past due	271,957	171,636
31 to 60 days past due
Aging of loans
Total amount past due	221,148	126,801
Total amount past due
Aging of loans
Total amount past due	¥ 493,105	¥ 298,437